Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2012
Life insurance in force	$36,532,268	$16,858,998	$602,378	$20,275,648	3.0%

Premiums and contract charges:
Life insurance	$138,973	$57,654	$849	$82,168	1.0%
Accident and health insurance	13,224	1,667	—	11,557	—%

Total premiums and contract charges	$152,197	$59,321	$849	$93,725	0.9%

Year ended December 31, 2011
Life insurance in force	$35,166,813	$16,567,759	$623,979	$19,223,033	3.2%

Premiums and contract charges:
Life insurance	$143,652	$56,534	$889	$88,007	1.0%
Accident and health insurance	12,478	1,834	—	10,644	—%

Total premiums and contract charges	$156,130	$58,368	$889	$98,651	0.9%

Year ended December 31, 2010
Life insurance in force	$34,597,944	$15,803,458	$663,707	$19,458,193	3.4%

Premiums and contract charges:
Life insurance	$143,571	$57,638	$955	$86,888	1.1%
Accident and health insurance	12,294	2,032	—	10,262	—%

Total premiums and contract charges	$155,865	$59,670	$955	$97,150	1.0%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.